BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Jun. 16, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
BEPC exchangeable and BEPC class B shares ($ million)
Disclosure of limited partners equity [Line Items]
Decrease to financial liability				$ 1	$ 1
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Units outstanding (in shares)		$ 29.49		$ 29.49
Number of shares issued (in shares)	7,430,000
Value of shares issued (in dollars per share)	$ 33.80
Proceeds from issuing shares	$ 251
Share issue related cost	$ 10
BEPC exchangeable shares outstanding (units)
Disclosure of limited partners equity [Line Items]
Share exchanges (in shares)		833,000,000	4,743	2,575	8,084
Dividends paid		$ 61	$ 55	$ 119	$ 110
Number of shares outstanding (in shares)		179,657,416		179,657,416		172,218,098
Class C
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)		189,600,000		189,600,000
Number of shares outstanding (in shares)		189,600,000		189,600,000
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)						8,610,905
Percentage of units for normal course issuer bid						5.00%